UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21679

UM Investment Trust II
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, NY			10036
(Address of principal executive offices)			(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	March 31, 2006

Date of reporting period:	April 1, 2005 to September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

UM Investment Trust II

Undiscovered Managers Spinnaker Fund

Semi-Annual Report

September 30, 2005

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum. This document, although required to be filed with the SEC, may not otherwise be copied, faxed or otherwise distributed to the general public.

Undiscovered Managers Spinnaker Fund

Semi-Annual Report

September 30, 2005

Past performance is no guarantee of future results.  Market volatility can significantly impact short-term performance.  Results of an investment made today may differ substantially from the Fund’s historical performance.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost.  Total return figures include the reinvestment of dividends and capital gains.

Undiscovered Managers Spinnaker Fund

President’s Letter (Unaudited)

September 30, 2005

November 21, 2005

To Our Shareholders:

We are pleased to present this semi-annual report for the Undiscovered Managers Spinnaker Fund (the “Fund”). Inside, you’ll find information detailing the performance of the Fund for the six-month period ended September 30, 2005.

As we previously communicated in a letter sent to shareholders on October 21, 2005, the Board of Trustees (the “Board”) of the UM Investment Trust II determined that it is in the best interests of the Fund and its shareholders to liquidate the Fund. The Board unanimously approved a plan of liquidation whereby all assets of the Fund will be distributed to its shareholders and the Fund will be dissolved.

The Fund began the liquidation process, and submitted the proper redemption notices to all of its underlying investment vehicles.  The Fund will make liquidating distributions to its shareholders upon receipt of its assets from the underlying investments.

Healthy U.S. economy despite interest rate and oil price concerns

While U.S. employment figures maintained a healthy overall pace during the period, an increase in unemployment was expected as a result of Hurricanes Katrina and Rita. U.S. economic growth continued at a steady pace, with 3.8% and 3.3% gross domestic product (GDP) growth for the first and second quarters of 2005, respectively. Inflation showed modest gains, with the rate nearing the upper end of the Federal Reserve’s tolerance zone. Increasing interest rates and rising oil prices continued to raise investor concerns, despite rises in employment, merger activity and corporate spending.

Interest rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25 basis-point hikes. This interest-rate activity became a source of great consternation for investors, as speculation abounded regarding its underlying catalyst – to keep inflation under control and discourage speculative risk taking. Meanwhile, oil prices continued to rise, reaching nearly $70-per-barrel late in the period.

Although U.S. equity markets started out strong with growing investor optimism about the economy, the markets declined slightly in August as investors feared escalating energy prices would constrain overall economic growth for the balance of 2005. The housing market continued to be fueled by low interest rates, rising incomes and a belief that real estate was the best investment.

We will update you on the progress for the liquidation of the Fund in the coming months.  On behalf of all of us here at JPMorgan Asset Management, best wishes for a happy and healthy holiday season.

Sincerely yours,

George C.W. Gatch

President

JPMorgan Funds

Undiscovered Managers Spinnaker Fund

Portfolio Characteristics (Unaudited)

September 30, 2005

Fund Facts

Fund Inception	11/30/2004
Fiscal Year End	March 31
Net Assets as of 9/30/05 (in thousands)	$7,578

	Total Return as of September 30, 2005
	6 Months	Since Inception

Undiscovered Managers Spinnaker Fund	(6.56)%	(4.64)%

The quoted performance is past performance and not a guarantee of future returns. An absolute return strategy involves risk and is subject to fluctuation. For a more complete description of the risks involved, please refer to the Fund’s Private Placement Memorandum. The past performance of any investment, investment strategy or investment style is not indicative of future performance. Results of an investment made today may differ substantially from the Fund’s historical performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Total return figures include the reinvestment of dividends and capital gains. For up to date month-end performance information, or to receive the Fund’s Private Placement Memorandum please call 1-800-245-5834.

The Fund commenced operations on 11/30/04.

The graph illustrates comparative performance for $40,000 invested in the Undiscovered Managers Spinnaker Fund, S&P 500 Index, Lehman Aggregate Bond Index, and the HFRI Fund of Funds Conservative Index from November 30, 2004 to September 30, 2005. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge.  The performance of the indices reflects an initial investment at the end of the month following the Fund’s inception. The performance of the indices does not include expenses or a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark.

The S&P 500 Index is an index of common stocks of 500 widely traded industrial, transportation, financial, and public utility companies. The Lehman Aggregate Bond Index is composed of the Lehman Gov’t/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury and agency issues.  The HFRI Fund of Funds Conservative Index is composed of fund of funds that seek consistent returns by investing in funds that generally engage in strategies such as Equity Market Neutral, Fixed Income Arbitrage and Convertible Arbitrage.

The operating expenses of the Fund are currently being reimbursed as described in the Administration Agreement and pursuant to the Fund’s Private Placement Memorandum.  Had such expenses not been reimbursed, the return would have been lower.  Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum.  This document, although required to be filed with the SEC, may not otherwise be copied, faxed or otherwise distributed to the general public.

Undiscovered Managers Spinnaker Fund

Schedule of Portfolio Investments

As of September 30, 2005

Liquidity	Issuer	Value
Long-Term Investments — 93.7% (f) (i)
	Investment Vehicles — 93.7%
	Capital Structure Arbitrage — 7.6%
Quarterly	HBV Rediscovered Opportunities Fund, LP	$576,961

	Equity Trading — 0.0%
N/A	Bayou Accredited Fund L.L.C. *	—

	Emerging Market Relative Value — 8.2%
Monthly	International Consilium Emerging Markets	624,668

	Long/Short Low Net Exposure — 33.9%
Quarterly	Basix Capital Fund, LP	552,607
Quarterly	Kettle Hill Partners, LP	727,137
Quarterly	Loch Capital Fund I, LP	695,960
Monthly	Trivium Onshore Fund, LP	591,237
		2,566,941
	Multi-Strategy Trading — 8.0%
Quarterly	Sovereign Inherent Return	604,555

	Quantitative Equity Market Neutral — 8.3%
Quarterly	Twin Momentum Partners	625,013

	Specialty Fixed Income — 17.8%
Quarterly	Footbridge Capital, LLC	667,323
Quarterly	SBA Partners, LLP	682,725
		1,350,048
	Trade Finance — 9.9%
Quarterly **	Centrix Loan Participation Fund	751,724

Total Investments — 93.7%
(Cost $7,440,000)		7,099,910
Other Assets in Excess of Liabilities — 6.3%		478,471
Net Assets — 100.0%		$7,578,381

Percentages indicated are based on net assets.

(f) Fair valued investment.

(i) Security has been deemed illiquid and restricted pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

* The fair value of the Fund’s investment in Bayou Accredited Fund L.L.C. (“Bayou”) was determined to be zero based upon management’s receipt of information of an alleged fraud at Bayou.

** In November 2005, the Centrix Loan Participation Fund (“Centrix”) provided the Spinnaker Fund with notice of its intention to liquidate as of December 31, 2005.  Centrix indicated that the Spinnaker Fund, along with the other investors in Centrix, will receive their pro rata share of all net proceeds received by Centrix monthly as cash is received either from the liquidation or maturity of the assets.  Centrix also noted that its underlying assets are illiquid and that it could not provide a final date as to which all liquidation proceedings would be complete.

See notes to financial statements.

Undiscovered Managers Spinnaker Fund

STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2005

ASSETS
Investments in Investment Vehicles, at fair value	$7,099,910
Cash	480,357
Receivables:
Investment Vehicles sold	32,679
Expense reimbursements	18,117
Prepaid expenses	12,127
Total Assets	7,643,190

LIABILITIES
Accrued liabilities:
Investment advisory fees	6,826
Administration fees	2,265
Professional fees	28,851
Printing fees	11,017
Transfer agent fees	8,749
Custodian and accounting fees	3,782
Trustees’ fees	58
Other	3,261
Total Liabilities	64,809
Net Assets	$7,578,381

NET ASSETS:
Paid in capital	$8,001,335
Accumulated undistributed (distributions in excess of) net investment income	(101,522)
Accumulated undistributed net realized gains (losses) from investments	18,658
Net unrealized depreciation from investments	(340,090)
Total Net Assets	$7,578,381

Outstanding Units of Beneficial Interest (Shares):	319,318

Net asset value, offering and redemption price per share	$23.73

Cost of investments	$7,440,000

See notes to financial statements.

Undiscovered Managers Spinnaker Fund

STATEMENT OF OPERATIONS

For the six months Ended September 30, 2005

INVESTMENT INCOME
Total investment income	$—

EXPENSES
Investment advisory fees	41,170
Administration fees	13,661
Professional fees	40,388
Printing fees	5,516
Transfer agent fees	10,228
Custodian and accounting fees	12,076
Trustees’ fees	55
Registration and filing fees	1,504
Other	2,570
Total expenses	127,168
Less earnings credits	(5,459)
Less expense reimbursements	(55,910)
Net expenses	65,799
Net investment income (loss)	(65,799)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain (loss) on transactions from:
Investments	36,781
Change in net unrealized appreciation/(depreciation) of:
Investments	(501,638)
Net realized/unrealized gains (losses) on investments	(464,857)
Change in net assets resulting from operations	$(530,656)

See notes to financial statements.

Undiscovered Managers Spinnaker Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Periods Indicated

	Six Months Ended September 30, 2005	November 30, 2004 (a) Through March 31, 2005

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(65,799)	$(39,137)
Net realized gain (loss) on investments	36,781	18,583
Change in net unrealized appreciation/(depreciation) of investments	(501,638)	161,548
Change in net assets resulting from operations	(530,656)	140,994

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(11,081)
Net realized gains	(22,211)	—
Total distributions to shareholders	(22,211)	(11,081)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	837,183	7,134,757
Dividends reinvested	19,688	9,707
Change in net assets from capital transactions	856,871	7,144,464

NET ASSETS:
Total increase (decrease) in net assets	304,004	7,274,377
Beginning of period	7,274,377	—
End of period	$7,578,381	$7,274,377
Accumulated undistributed (distributions in excess of) net investment income	$(101,522)	$(35,724)

Share Transactions:
Issued	32,867	285,231
Reinvested	834	386
Change in share transactions	33,701	285,617

(a) Commencement of operations.

See notes to financial statements.

Undiscovered Managers Spinnaker Fund

STATEMENT OF CASH FLOWS

For the six months ended September 30, 2005

INCREASE (DECREASE) IN CASH:
CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Operating expenses paid	$(164,782)
Expense reimbursements received	65,801
Purchases of Investment Vehicles	(2,100,000)
Proceeds from disposition of Investment Vehicles	1,293,053
Net cash used for operating activities	(905,928)

CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
Proceeds from shares sold	837,183
Dividends and capital gain distributions paid	(2,523)
Net cash provided by financing activities	834,660
Net increase (decrease) in cash	(71,268)
Cash at beginning of period	551,625
Cash at end of period	$480,357

Reconciliation of change in net assets resulting from operations to net cash provided (used) by operating activities:
Change in net assets resulting from operations	$(530,656)
Increase in market value of investments	(962,994)
Decrease in receivable for Investment Vehicles sold	620,904
Decrease in expense reimbursement receivable	9,891
Increase in prepaid expenses	(12,127)
Decrease in accrued expenses	(30,946)
Total Adjustments	(375,272)
Net cash used for operating activities	$(905,928)

See notes to financial statements.

Undiscovered Managers Spinnaker Fund

FINANCIAL HIGHLIGHTS

For the Periods Indicated

PER SHARE OPERATING PERFORMANCE:	Six Months Ended September 30, 2005		November 30, 2004 (d) Through March 31, 2005
Net asset value, beginning of period	$25.47		$25.00
Income from investment operations:
Net investment income (loss)	(0.22	)(c)	(0.14	)(c)
Net gains or losses on investments (both realized and unrealized)	(1.45)		0.65
Total from investment operations	(1.67)		0.51	(f)
Less distributions:
Dividends from net investment income	—		(0.04)
Distributions from capital gains	(0.07)		—
Total distributions:	(0.07)		(0.04)
Net asset value, end of period	$23.73		$25.47

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$7,578		$7,274

TOTAL RETURN (b)	(6.56)%		2.05%

RATIOS TO AVERAGE NET ASSETS: (a) (e)
Net expenses	1.75%		1.77%
Net investment income (loss)	(1.75)		(1.73)
Expenses without earnings credits and reimbursements	3.38		5.86
Portfolio turnover rate (b)	10		10

(a) Annualized for periods less than one year

(b) Not annualized for periods less than one year

(c) Calculated based upon average shares outstanding

(d) Commencement of operations

(e) Expenses of Investment Vehicles are not included in the expense ratios

(f) Amount corrected; previously presented as 0.39 due to a typographical error

See notes to financial statements.

Undiscovered Managers Spinnaker Fund

Notes to Financial Statements

September 30, 2005

1. Organization

UM Investment Trust II (“UMITII” or the “Trust”) was organized on May 1, 2004 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. Undiscovered Managers Spinnaker Fund (the “Fund”) is the only series of the Trust.  TheFund commenced operations on November 30, 2004.

The objective of the Fund is to achieve capital appreciation with low volatility relative to investment grade fixed income instruments. The Fund seeks to achieve its objective principally by investing in partnerships and other investment vehicles (collectively, the “Investment Vehicles”). The Fund primarily invests in Investment Vehicles that are not registered under the 1940 Act and cannot be resold or transferred except by permission of the managers of the Investment Vehicles.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

A. Valuation of Investments

The Trust determines the net asset value per share of the Fund (i) as of the last day of each month that the New York Stock Exchange is open for trading as of the earlier of 4:00 p.m. Eastern Time or the close of regular trading on the New York Stock Exchange and (ii) at such other dates and times as may be approved by the Trust’s officers from time to time. Investments in Investment Vehicles are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Vehicle in accordance with the Investment Vehicle’s valuation policies and reported at the time of the Fund’s valuation net of any performance fees. As a general matter, the fair value of the Fund’s interest in an Investment Vehicle will represent the amount that the Fund could reasonably expect to receive from an Investment Vehicle if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Investment Vehicle does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Vehicle based on the most recent value reported by the Investment Vehicle, as well as any relevant information available at such time.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments in the Fund with a value of $7,099,910, which is 100.0% of the Fund’s investments at September 30, 2005, have been fair valued and are illiquid and restricted as to resale or transfer.

B. Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date (the date the subscription/redemption is accepted and effective). Gains and losses are calculated on the specific identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Fund first learns of the dividend.

All changes in the value of the Investment Vehicles are included as unrealized gains or losses in the Statement of Operations.

C. Fund Expenses

The Fund bears all the expenses of its own operations, including, but not limited to legal, audit, fund accounting, registration and blue sky filing fees.  With respect to Fund’s investments in other registered investment companies, private investment funds, and other commingled Investment Vehicles, the Fund bears its ratable share of each such entity’s expenses and would also be subject to their share of the management and performance fees, if any charged by such entity.  The Fund’s share of management and performance fees charged by such entities is in addition to fees paid by the Fund to money managers.

As of September 30, 2005, the Fund had investments in twelve Investment Vehicles, none of which were related parties.  The agreements related to investments in Investment Vehicles provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of the net assets and performance fees or allocations of 10% to 20% of net profits earned.  The Investment Vehicles provide for periodic redemptions, with various lock-up provisions from initial investment. The liquidity provisions shown in the Schedule of Portfolio Investments apply after the expiration of the lock-up provisions.

D. Organization Expenses

The Administrator (as defined below) absorbed organization and/or offering costs associated with the opening of the Fund.

E. Federal Income Taxes

The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary.

F. Distributions to Shareholders

Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles.  These differences are primarily due to differing treatments of income and gain on various Investment Vehicles held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

G. Commitments

The Fund may enter into commitments to buy and sell investments to settle on future dates as part of its normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee

Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”), a wholly owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the investment advisor to the Fund. The Advisor has a responsibility for the management of the Fund’s affairs, subject to the supervision of the Trust’s Board of Trustees (the “Board”). For such services, the Advisor is paid a fee computed monthly at an annual percentage of 1.10% of the average monthly net assets of the Fund. The average net assets for each calendar month is determined by averaging the value of the Fund’s net assets on the last business day of such month with the value of the Fund’s net assets on the last business day of the immediately preceding calendar month.

The Fund’s investment portfolio is managed on a day-to-day basis by Trail Ridge Capital, LLC (the “Sub-advisor”), under the general oversight of the Advisor and the Board. Under the terms of the Sub-Advisory Agreement, the Advisor pays the Sub-advisor a monthly sub-advisory fee at the annual rate of 0.75% of the average monthly net assets of the Fund. The Advisor monitors and evaluates the Sub-advisor to help assure that it is managing the Fund in a manner consistent with the Fund’s investment objective and restrictions and applicable laws and guidelines.

The fees paid to the Advisor are separate from and in addition to the fees charged to the Fund by the Investment Vehicles.

B. Administration Fee

Pursuant to the Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”) an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed and paid monthly at an annual percentage of 0.365% of the average monthly net assets of the Fund. The average net assets for each calendar month is determined by averaging the value of the Fund’s net assets on the last business day of such month with the value of the Fund’s net assets on the last business day of the immediately preceding calendar month.

Prior to February 19, 2005, JPMorgan Chase Bank, NA (“JPMCB”) provided the administration services to the Fund on the same fee structure as stated in the preceding paragraph.

Effective July 1, 2005, J.P. Morgan Investor Services Co. (“JPMIS”) began serving as the Fund’s Sub-administrator. For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. (“BISYS”) served as the Fund’s Sub-administrator. For its services as Sub-administrator, BISYS received a portion of the fees paid to the Administrator.

The Administrator has contractually agreed to reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.75% of its average monthly net assets.  The expense limitation is due to expire on December 31, 2005.

The Administrator reimbursed expenses in the amount of $55,910 for the six-months ended September 30, 2005.

C. Placement Agent

JPMorgan Distribution Services, Inc., (the “Placement Agent”), an indirect wholly owned subsidiary of JPMorgan, serves as the Fund’s placement agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Fund’s private placement of its shares.

D. Custodian and Accounting Fees

JPMCB provides portfolio custody and fund accounting services for the Fund. The amount paid directly to JPMCB by the Fund for custody and fund accounting services is included in custodian and accounting fees in the statement of operations. The custodian and accounting fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

E. Other

Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Placement Agent. Such officers receive no compensation from the Fund for serving in their respective roles.

4. Investment Transactions

During the period ended September 30, 2005, the cost of purchases and proceeds of sales by the Fund of interests in Investment Vehicles (excluding short-term investments) are as follows:

Purchases	Sales
$2,100,000	$672,149

5. Federal Income Tax Matters

For federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investments at September 30, 2005 are as follows:

Gross Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$7,440,000	$302,303	$(642,393)	$(340,090)

6. Shareholder Transactions

No shareholder will have the right to require the Fund to redeem its Shares, although the Fund may from time to time repurchase Shares as of the last day of a calendar quarter pursuant to written tenders by shareholders, which written tenders must be received by the Fund at least 60 and no more than 90 days prior to the repurchase date. Whether repurchases will be made during any given quarter will be determined by the Board of Trustees in its sole discretion. In determining whether the Fund should offer to repurchase Shares from shareholders, the Board of Trustees will consider the recommendations of the Advisor.

Dividends and capital gain distributions (“Distributions”) will automatically be reinvested in additional shares of the Fund at the Fund’s net asset value on the record date thereof unless a shareholder has elected to receive Distributions in cash.

7. Risk Factors

Because of the limitation on rights of redemption and the fact that the Fund’s Shares will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Sub-advisor may invest the Fund’s assets in Investment Vehicles that do not permit frequent withdrawals and may invest in illiquid securities, an investment in the Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Investment Vehicles may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Investment Vehicles may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Fund may offer to repurchase Shares from time to time, there can be no assurance such offers will be made with any regularity.

The Fund invests primarily in Investment Vehicles that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Investment Vehicles may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return.  As a result, the Investment Vehicles may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Fund’s net asset value. Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to possible limited liquidity of the Shares.

The Investment Vehicles provide for periodic redemptions ranging from monthly to quarterly with lock-up provisions of up to one year from initial investment.

8. Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of such a loss to be remote.

From time to time, the Portfolio may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Portfolio.

As of September 30, 2005, the Advisor owned 37.75% of the Fund.

9. Subsequent Events

On October 19, 2005, the Board of Trustees of the Trust approved a plan of liquidation (the “Plan”) whereby all assets of the Fund will be distributed pro rata to all of its shareholders and the Fund will be dissolved. The Fund has submitted the proper redemption notices to all of its underlying Investment Vehicles. In line with industry practice, some of the underlying Investment Vehicles will apply a holdback on part of the redemption proceeds due to the Fund when it redeems its investments. Typically, those holdback amounts will not be paid until completion of the audit of the underlying Investment Vehicles’ financial statements. In accordance with the Plan, the Fund anticipates making multiple distributions to its shareholders in 2006, with an initial distribution expected in February 2006. While the Fund is in the process of liquidating, proceeds from redemptions will not be reinvested in underlying Investment Vehicles, and eventually its holdings will no longer be invested primarily in partnerships and other Investment Vehicles, but instead will be invested in some combination of such Investment Vehicles, short-term investments and cash, pending distributions to shareholders.

The Fund will continue to consider appropriate actions related to recovery of it’s investment in Bayou. In the event of recovery of the Fund’s investment in Bayou, proceeds will be distributed pro rata to shareholders.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of UM Investment Trust II and

Shareholders of Undiscovered Managers Spinnaker Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Undiscovered Managers Spinnaker Fund (the sole portfolio of UM Investment Trust II, hereafter referred to as the “Fund”) at September 30, 2005, and the results of its operations, the changes in its net assets, its cash flows and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of investments with the Investment Vehicles at September 30, 2005, provide a reasonable basis for our opinion.

As explained in Note 2.A., the financial statements include investments valued at $7,099,910 (94% of the Fund’s net assets) at September 30, 2005, the values of which have been estimated by the Investment Advisor in the absence of readily ascertainable market values.  Those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the difference could be material.

As discussed in Note 9, the Board of Trustees has approved a Plan of Liquidation and Dissolution of the Fund and UM Investment Trust II.

PricewaterhouseCoopers, LLP

New York, New York

December 9, 2005

Undiscovered Managers Spinnaker Fund

TRUSTEES (Unaudited)

September 30, 2005

Name (Year of Birth); Positions With the Trust (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Independent Trustees

William J. Armstrong (1941); Trustee of Trust since 2004.	Retired; Vice President & Treasurer of Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	113	None.

Roland R. Eppley, Jr. (1932); Trustee of Trust since 2004.	Retired; President & Chief Executive Officer, Eastern Sales Bankcard (1971-1988).	113	Director, Janel Hydro, Inc. (automotive) (1993-present).

Dr. Matthew Goldstein (1941); Trustee of Trust since 2004.	Chancellor of the City University of New York (1999–present); President, Adelphi University (New York) (1998-1999).	113

Trustee of Bronx-Lebanon Hospital Center (1992-present); Director of New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000-present); Director of Lincoln Center Institute for the Arts in Education (1999-present).

Robert J. Higgins (1945); Trustee of Trust since 2004.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President - Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	113	Director of Providian Financial Corp. (banking) (2002-present).

William G. Morton, Jr. (1937); Trustee of Trust since 2004.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	113

Director of Radio Shack Corporation (electronics) (1987-present); Director of The National Football Foundation and College Hall of Fame (1994-present); Trustee of the Berklee College of Music (1998-present); Trustee of the Stratton Mountain School (2001-present).

Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2004.	Chairman of Lumelite Corporation (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer of Lumelite Corporation (1985-2002).	113	Trustee of Morgan Stanley Funds (209 portfolios) (1995-present).

James J. Schonbachler (1943); Trustee of Trust since 2004.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	113	None.

Name (Year of Birth); Positions With the Trust (Since)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Interested Trustee

Leonard M. Spalding, Jr.* (1935); Trustee of Trust since 2004.	Retired; Chief Executive Officer of Chase Mutual Funds (investment company) (1989-1998); President & Chief Executive Officer of Vista Capital Management (investment management) (1990-1998); Chief Investment Executive of Chase Manhattan Private Bank (investment management) (1990-1998).	113	None.

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves includes nine registered investment companies (113 funds) as of September 30, 2005.

*      Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

Undiscovered Managers Spinnaker Fund

OFFICERS (Unaudited)

September 30, 2005

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

George C.W. Gatch (1962), President (2004)

Managing Director of JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President (2004)*

Director and Vice President of JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2004)

Vice President, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was Vice President of Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer (2004)*

Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer (2004)

Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration – Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial’s asset management business prior to 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)

Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Secretary (2004)

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Elizabeth A. Davin (1964), Assistant Secretary (2004)*

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004-2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2004)*

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2004)*

Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; From 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc).

Suzanne E. Cioffi (1967), Assistant Treasurer (2005)

Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

Christopher D. Walsh (1965), Assistant Treasurer (2004)

Vice President, JPMorgan Funds Management, Inc. Mr. Walsh has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual Fund Administration at Prudential Investments from 1996 to 2000.

Arthur A. Jensen (1966), Assistant Treasurer (2004)*

Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

*      The contact address for the officer is 1111 Polaris Parkway, Columbus, OH  43271.

Undiscovered Managers Spinnaker Fund

Hypothetical $1,000 Investment at Beginning of Period

September 30, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory and administration fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Fund at the beginning of the reporting period, April 1, 2005, and continued to hold your shares at the end of the reporting period, September 30, 2005.

ACTUAL EXPENSES

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, April 1, 2005	Ending Account Value, September 30, 2005	Expenses Paid During Period April 1, to September 30, 2005	Annualized Expense Ratio

Actual	$1,000	$934	$8.49	1.75%
Hypothetical	$1,000	$1,016	$8.85	1.75%

Undiscovered Managers Spinnaker Fund

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

The Board of Trustees, at meetings held in person in July and August 2005, considered the continuation of the investment advisory agreement and sub-advisory agreement (together, the “Advisory Agreements”) for the Undiscovered Managers Spinnaker Fund (the “Fund”) whose annual report is contained herein. At the July meeting, the Board’s equity investment sub-committee met to review and consider performance and expense information for the Fund, the adviser to which is J .P. Morgan Investment Management Inc. (the “Adviser”) and the sub-adviser of which is Trail Ridge Capital LLC (together with the Adviser, the “Advisers”). The equity investment sub-committee reported to the full Board, which then considered the equity investment sub-committee’s preliminary findings. At and following the July meeting, the Trustees requested additional information from the Fund’s management. At the August meeting, the Trustees continued their review and consideration, including the review of management’s response to the Trustees’ July request. The Trustees, including a majority of the Trustees, who are not “interested persons” (as defined in the ‘40 Act) of any party to the Advisory Agreements or any of their affiliates, approved the Advisory Agreements on August 10, 2005.

The Trustees, as part of their review of the investment advisory arrangement for the Fund, receive from the Adviser and review on a regular basis over the course of the year, information regarding the performance of the Fund. The Adviser also periodically provides comparative information regarding the Fund’s expense ratios and those of the Fund’s peer group. In addition, in preparation for the July and August meetings, the Trustees requested and evaluated extensive materials from the Adviser, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Adviser and with counsel to the Trust and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approval in private sessions with independent counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining to approve the Advisory Agreements.

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees determined that the overall arrangement between the Fund and the Adviser, as provided in the Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreements was in the best interests of the Fund and its shareholders.

The matters discussed below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisers

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreements. The Trustees took into account information furnished throughout the year at Trustee Meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisers’ senior management and expertise of, and the amount of attention given to the Fund by, investment personnel of the Advisers. In addition, the Trustees considered the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMF”) an affiliate of the Adviser was also considered. The

Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as Trustees of other JPMorgan Funds. In addition, they considered the overall reputation and capabilities of the Advisers and their affiliates, the commitment of the Advisers to provide high quality service to the Fund, the benefits to the Fund of the integration of the infrastructure supporting the heritage One Group and JPMorgan Funds, their overall confidence in the Advisers’ integrity and the Advisers’ responsiveness to concerns raised by them.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisers.

Costs of Services Provided and Profitability to the Adviser

The Trustees did not receive nor review the profitability of the Fund to the Adviser in light of the fee waiver and/or expense reimbursement obligations of the Adviser and Administrator to the Fund and the brief operating history of the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that JPMF an affiliate of the Adviser is expected to earn fees from the Fund for providing administrative services. The Trustees also considered the fees paid to JPMorgan Chase Bank, NA for custody and fund accounting and other related services.

Economies of Scale

The Trustees noted that the investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and/or expense limitations that the Adviser has in place that serve to limit the overall net expense ratio at competitive levels.

Independent Written Evaluation

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fee of the Fund. The Trustees indicated that the written evaluation had been relied upon in this regard in determining whether to continue the Advisory Agreements.

Fees Relative to Advisers’ Other Clients

The Trustees received and considered information about the nature, extent and quality of services and fee rates offered to other clients of the Adviser for comparable services. The Trustees also considered the differences in the nature, extent and quality of the services provided to the different clients. The Trustees noted that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees noted that valuation of performance information for contractual continuance purposes would not yet be sufficiently reliable for the Fund because the Fund commenced operations on November 30, 2004.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Adviser by comparing that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee rate and the administration fee. The Trustees also considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The attention that was given to the Lipper reports and the actions taken as a result of the review of the Fund’s advisory fees and expense ratios is summarized below:

The Trustees noted that although the Fund contractual advisory fee was higher than that of its Expense Group median, the fee was considered reasonable recognizing that the net advisory fee was in the first quintile of its Expense Group.

For More Information:

Investment Advisor

J.P. Morgan Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

Placement Agency

JPMorgan Distribution Services, Inc.

522 Fifth Avenue

New York, New York 10036

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc.

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

 Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b))

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

J.P. Morgan Investors Services Co. began serving as the sub-administrator and, in such capacity, assisted with financial reporting for the period covered by this report. The sub-administrator prepares financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UM Investment Trust II

By:	/s/ George C.W. Gatch
George C.W. Gatch
President and Principal Executive Officer
December 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C.W. Gatch
George C.W. Gatch
President and Principal Executive Officer
December 9, 2005

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
Treasurer and Principal Financial Officer
December 9, 2005